Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (3.7%)
	Newmont Corp. (XNYS)	30,524	3,848
	Anglogold Ashanti plc (XNYS)	11,036	1,240
	Mueller Industries Inc.	16,456	1,027
	CF Industries Holdings Inc.	6,803	885
	Albemarle Corp.	4,230	571
	SSR Mining Inc. (XTSE)	14,394	541
	Freeport-McMoRan Inc.	7,040	533
	Reliance Inc.	1,381	530
	LyondellBasell Industries NV Class A	8,017	522
	Caledonia Mining Corp. plc	20,371	516
	Koppers Holdings Inc.	10,519	483
	Aura Minerals Inc.	5,569	465
*	Intrepid Potash Inc.	8,842	342
*	Constellium SE	12,536	331
*	LSB Industries Inc.	25,390	271
*	Ingevity Corp.	3,658	253
*	NWPX Infrastructure Inc.	1,994	219
	Orion SA	24,850	155
	Hecla Mining Co.	7,332	146
*	Ecovyst Inc.	12,362	126
	Minerals Technologies Inc.	1,115	79
			13,083
Consumer Discretionary (13.5%)
	General Motors Co.	27,774	2,397
	Ross Stores Inc.	7,919	1,810
	Walmart Inc.	8,862	929
	BorgWarner Inc. (XNYS)	14,122	906
	Garrett Motion Inc.	32,637	880
	Tapestry Inc.	6,542	807
	Macy's Inc.	36,319	798
*	American Airlines Group Inc.	58,756	789
	Expedia Group Inc.	2,429	770
	Target Corp.	4,702	756
	Southwest Airlines Co.	19,600	755
	Best Buy Co. Inc.	9,404	754
	Ralph Lauren Corp.	2,139	742
	Travel & Leisure Co.	10,661	733
	Lear Corp.	5,792	724
	Hasbro Inc.	7,458	702
	VF Corp.	51,540	693
	Dollar General Corp.	5,272	668
	Delta Air Lines Inc.	8,362	652
*	Crocs Inc.	5,195	625
*	Etsy Inc.	7,586	617
*	MGM Resorts International	14,379	595
	Gap Inc.	26,536	592
	Super Group SGHC Ltd.	43,261	586
*	Urban Outfitters Inc.	7,201	581
	Dillard's Inc. Class A	925	579
	Murphy USA Inc.	1,114	574
*	Frontdoor Inc.	6,842	553
	John Wiley & Sons Inc. Class A	9,838	515
*	United Airlines Holdings Inc.	4,695	507
*	Central Garden & Pet Co.	11,768	506
*	Corsair Gaming Inc.	41,221	501
*	USA TODAY Co. Inc.	76,333	480
	G-III Apparel Group Ltd.	14,669	478
	Acushnet Holdings Corp.	5,481	474
	Scholastic Corp.	12,320	473

		Shares	Market Value ($000)
	Perdoceo Education Corp.	14,193	472
	Ethan Allen Interiors Inc.	19,818	469
*	Under Armour Inc. Class A	92,511	466
	Carter's Inc.	14,253	462
	Movado Group Inc.	13,265	447
	Dana Inc.	14,830	445
	Williams-Sonoma Inc.	1,950	445
*	Dollar Tree Inc.	3,457	438
*	American Public Education Inc.	9,504	434
	Global Industrial Co.	11,009	430
	eBay Inc.	4,095	424
	Johnson Outdoors Inc. Class A	9,035	407
*	Stagwell Inc.	46,858	407
*	Sally Beauty Holdings Inc.	24,452	401
	LKQ Corp.	15,797	397
*	AMC Global Media Inc.	31,511	397
*	Deckers Outdoor Corp.	4,543	396
	Dine Brands Global Inc.	11,895	393
	Columbia Sportswear Co.	6,827	392
	Flexsteel Industries Inc.	4,917	391
*	Eastman Kodak Co.	42,872	385
	Interface Inc.	10,080	382
	Sirius XM Holdings Inc.	13,206	372
	Gentex Corp.	16,292	364
	New York Times Co. Class A	5,408	364
	Rush Enterprises Inc. Class A	4,614	355
	La-Z-Boy Inc.	10,958	347
	Haverty Furniture Cos. Inc.	12,649	345
*	SharkNinja Inc.	1,771	341
*	Strattec Security Corp.	4,854	340
*	Nexxen International Ltd.	34,696	338
	Signet Jewelers Ltd.	4,040	332
	Phinia Inc.	4,751	325
*	Callaway Golf Co.	20,136	316
*	Central Garden & Pet Co. Class A	8,320	310
	Polaris Inc.	4,719	305
	Strategic Education Inc.	3,599	298
	Upbound Group Inc.	16,136	295
*	Lululemon Athletica Inc.	2,439	293
*	Citi Trends Inc.	4,134	281
*	Cars.com Inc.	22,445	263
	American Eagle Outfitters Inc.	15,376	256
	Build-A-Bear Workshop Inc.	7,888	239
*	Lincoln Educational Services Corp.	9,468	238
*	Sonos Inc.	15,032	235
	Standard Motor Products Inc.	6,153	232
*	Fox Factory Holding Corp.	10,912	223
*	Five Below Inc.	838	207
	Monarch Casino & Resort Inc.	1,696	204
	Cricut Inc. Class A	34,033	201
	Genuine Parts Co.	1,460	198
	Rush Enterprises Inc. Class B	2,422	188
	Sonic Automotive Inc. Class A	2,200	173
*	National Vision Holdings Inc.	9,791	167
	Oxford Industries Inc.	4,258	163
*	Civeo Corp.	4,884	163
*	YETI Holdings Inc.	3,859	158
*	Under Armour Inc. Class C	31,292	154
*	Rush Street Interactive Inc.	5,429	140
*	Zumiez Inc.	7,745	139
*	Liquidity Services Inc.	3,302	138
	PriceSmart Inc.	774	132
	Steven Madden Ltd.	2,925	126
	Marcus Corp.	4,185	119
*	Abercrombie & Fitch Co. Class A	813	116
*	Penn Entertainment Inc.	6,337	106
*	MasterCraft Boat Holdings Inc.	4,021	94
	Interparfums Inc.	782	92
*	Trade Desk Inc. Class A	6,733	92
	Boyd Gaming Corp.	1,140	88

		Shares	Market Value ($000)
*	IMAX Corp.	1,578	81
	Kontoor Brands Inc.	954	72
	Playtika Holding Corp.	30,523	69
*	BJ's Restaurants Inc.	1,022	65
	Marriott Vacations Worldwide Corp.	622	65
	Ford Motor Co.	4,365	61
			47,159
Consumer Staples (6.8%)
	CVS Health Corp.	29,749	2,794
	Altria Group Inc.	39,815	2,726
	Colgate-Palmolive Co.	22,512	2,022
	PepsiCo Inc.	14,125	1,982
	McKesson Corp.	1,982	1,755
	Molson Coors Beverage Co. Class B	24,262	965
	Kroger Co.	15,673	902
*	Monster Beverage Corp.	18,220	837
	Archer-Daniels-Midland Co.	8,304	675
	Albertsons Cos. Inc. Class A	54,439	672
	Ingles Markets Inc. Class A	7,782	636
	Cardinal Health Inc.	2,708	635
	Weis Markets Inc.	8,825	627
	Smithfield Foods Inc.	26,940	590
	J M Smucker Co.	4,399	577
*	US Foods Holding Corp.	5,121	537
	Sysco Corp.	6,560	532
*	Seneca Foods Corp. Class A	2,485	493
	Spectrum Brands Holdings Inc.	5,691	491
	JBS NV Class A	34,024	457
	Edgewell Personal Care Co.	15,097	434
	Flowers Foods Inc.	57,396	397
	John B Sanfilippo & Son Inc.	3,840	283
	Oil-Dri Corp. of America	3,129	281
*	Darling Ingredients Inc.	3,842	255
*	Guardian Pharmacy Services Inc. Class A	6,846	254
*	Nature's Sunshine Products Inc.	13,470	191
	Casey's General Stores Inc.	251	189
	Kraft Heinz Co.	7,363	189
*	Performance Food Group Co.	1,864	185
	Andersons Inc.	2,710	176
	Natural Grocers by Vitamin Cottage Inc. Class C	4,416	121
*	Boston Beer Co. Inc. Class A	502	89
			23,949
Energy (10.5%)
	ConocoPhillips	24,199	3,206
	Valero Energy Corp.	8,911	3,198
	EOG Resources Inc.	21,160	3,067
	Marathon Petroleum Corp.	7,628	2,848
	ExxonMobil Holdings Corp.	10,744	1,729
	Phillips 66	6,167	1,521
	Chord Energy Corp.	7,575	1,114
	APA Corp.	23,934	1,033
	Weatherford International plc	9,724	951
	TechnipFMC plc	11,994	937
	HF Sinclair Corp.	8,961	911
	World Kinect Corp.	24,815	887
*	National Energy Services Reunited Corp.	23,011	808
	Ovintiv Inc. (XNYS)	12,160	798
	Noble Corp. plc	17,095	784
	Matador Resources Co.	13,380	776
	Diamondback Energy Inc.	3,669	736
	Occidental Petroleum Corp.	12,224	736
	VAALCO Energy Inc.	108,924	647
	NOV Inc.	28,483	606
*	Forum Energy Technologies Inc.	7,370	604
	SandRidge Energy Inc.	40,359	570
	Ranger Energy Services Inc. Class A	32,713	546
	Expand Energy Corp.	5,442	534
	Range Resources Corp.	12,656	523
	PBF Energy Inc. Class A	7,013	512

		Shares	Market Value ($000)
*	PrimeEnergy Resources Corp.	2,355	497
*	Talos Energy Inc.	28,740	496
*	Par Pacific Holdings Inc.	5,709	456
	Delek US Holdings Inc.	5,926	441
*	Ring Energy Inc.	298,933	440
	Patterson-UTI Energy Inc.	34,590	437
	Riley Exploration Permian Inc.	11,179	436
	Halliburton Co.	11,240	414
	Permian Resources Corp. Class A	17,691	412
	Devon Energy Corp.	7,505	364
	Murphy Oil Corp.	7,813	285
	SM Energy Co.	7,263	270
	Magnolia Oil & Gas Corp. Class A	9,094	244
*	Innovex International Inc.	6,751	207
*	Tidewater Inc.	2,029	189
*	Gulfport Energy Corp.	1,038	186
*	Helix Energy Solutions Group Inc.	17,949	185
*	Oil States International Inc.	15,624	138
			36,679
Financials (25.5%)
	Bank of New York Mellon Corp.	18,857	3,041
	Travelers Cos. Inc.	8,233	3,013
	Citigroup Inc. (XNYS)	18,067	2,378
	Wells Fargo & Co.	23,093	1,995
	Goldman Sachs Group Inc. (XNYS)	1,939	1,989
	Bank of America Corp. (XNYS)	31,937	1,978
	JPMorgan Chase & Co. (XNYS)	5,260	1,873
	Aflac Inc.	14,977	1,735
	Allstate Corp.	6,458	1,665
	State Street Corp.	8,197	1,569
	Truist Financial Corp.	26,295	1,304
	Enact Holdings Inc.	22,157	1,068
*	Arch Capital Group Ltd.	10,436	1,023
	Northern Trust Corp.	5,435	1,009
	Popular Inc.	5,940	999
	Acadian Asset Management Inc.	10,383	978
	RenaissanceRe Holdings Ltd.	2,951	967
	Bank of NT Butterfield & Son Ltd.	16,259	957
	Hartford Insurance Group Inc.	6,434	884
	Axis Capital Holdings Ltd.	8,911	880
	Everest Group Ltd.	2,301	862
	MGIC Investment Corp.	27,812	852
	OneMain Holdings Inc.	12,391	774
	Affiliated Managers Group Inc.	2,093	771
	Globe Life Inc.	4,385	757
	First Citizens BancShares Inc. Class A	349	755
	M&T Bank Corp.	3,229	755
	First Horizon Corp.	30,654	746
	Amalgamated Financial Corp.	15,223	732
	OFG Bancorp	13,749	716
	Primerica Inc.	2,435	700
	CNO Financial Group Inc.	12,763	699
	Hancock Whitney Corp.	9,324	695
	First BanCorp (XNYS)	23,928	667
	Bladex Inc.	12,255	661
	BOK Financial Corp.	4,713	641
	Community Financial System Inc.	10,131	636
	Cullen / Frost Bankers Inc.	3,901	628
	Old Republic International Corp.	14,490	605
	Citizens Financial Group Inc.	8,400	579
	East West Bancorp Inc.	4,568	579
	Westamerica BanCorp	9,887	574
	Essent Group Ltd.	8,475	573
	Hanover Insurance Group Inc.	2,492	563
	SLM Corp.	21,666	563
	Amerant Bancorp Inc.	19,419	558
	Unum Group	5,929	553
	Preferred Bank	5,355	549
	Virtu Financial Inc. Class A	8,179	537

		Shares	Market Value ($000)
	American International Group Inc.	6,882	526
	WSFS Financial Corp.	6,763	524
	Pelagos Insurance Capital Ltd.	21,465	524
	1st Source Corp.	6,092	522
*	Genworth Financial Inc.	51,845	515
	Morgan Stanley	2,386	509
	Hanmi Financial Corp.	16,307	506
	Ameriprise Financial Inc.	910	503
	WaFd Inc.	14,022	501
*	Credit Acceptance Corp.	832	499
	Carter Bankshares Inc.	15,985	499
	TrustCo Bank Corp. NY	8,743	496
	Hamilton Insurance Group Ltd. Class B	14,002	492
	Fidelity National Financial Inc.	10,433	485
	Great Southern Bancorp Inc.	6,197	485
	Jackson Financial Inc. Class A	3,627	484
	Universal Insurance Holdings Inc.	11,140	479
	Victory Capital Holdings Inc. Class A	4,015	474
*	SiriusPoint Ltd.	19,614	474
	Midland States Bancorp Inc.	14,216	466
	First Busey Corp.	15,441	465
*	NMI Holdings Inc.	10,287	456
	Merchants Bancorp	8,648	455
	ACNB Corp.	6,979	454
	United Bankshares Inc.	9,531	449
	Capitol Federal Financial Inc.	51,816	446
	Financial Institutions Inc.	10,961	444
	HomeTrust Bancshares Inc.	9,563	444
	Central Pacific Financial Corp.	11,913	443
	Assurant Inc.	1,562	440
	S&T Bancorp Inc.	8,878	439
	Alerus Financial Corp.	13,357	439
	Old Second Bancorp Inc.	17,247	433
	Peoples Bancorp Inc.	10,971	432
	Univest Financial Corp.	10,225	425
	BankUnited Inc.	9,173	418
	Cathay General Bancorp	6,811	417
	Radian Group Inc.	11,569	415
	Camden National Corp.	7,274	411
	Southern Missouri Bancorp Inc.	5,574	410
	Mercury General Corp.	3,995	407
	RBB Bancorp	15,695	407
	City Holding Co.	2,839	406
	Independent Bank Corp. (XNGS)	4,956	402
	Trustmark Corp.	8,749	402
	Byline Bancorp Inc.	10,570	401
	Pathward Financial Inc.	4,920	401
*	Enova International Inc.	1,758	399
	Regions Financial Corp.	13,330	398
	First Commonwealth Financial Corp.	19,053	394
	Washington Trust Bancorp Inc.	9,964	390
	Provident Financial Services Inc.	16,638	389
	Red River Bancshares Inc.	3,876	388
	Enterprise Financial Services Corp.	6,111	386
	ChoiceOne Financial Services Inc.	11,585	385
	Renasant Corp.	9,381	384
*	Axos Financial Inc.	3,928	380
	Southside Bancshares Inc.	11,963	378
	Employers Holdings Inc.	7,667	376
	QCR Holdings Inc.	3,779	376
	First Interstate BancSystem Inc. Class A	10,143	373
	First Financial Corp.	4,622	362
	Charles Schwab Corp.	3,291	361
	Northeast Bank	2,851	360
	Origin Bancorp Inc.	6,625	352
	California BanCorp	16,472	351
	Shore Bancshares Inc.	15,088	346
	Bank of Hawaii Corp.	4,435	337
	American Coastal Insurance Corp. Class C	34,550	327
*	Greenlight Capital Re Ltd. Class A	21,178	321

		Shares	Market Value ($000)
	Interactive Brokers Group Inc. Class A	3,228	314
	CNB Financial Corp.	9,009	305
	Southstate Bank Corp.	2,898	304
	Assured Guaranty Ltd.	3,981	297
	Peapack-Gladstone Financial Corp.	6,430	287
	Texas Capital Bancshares Inc.	2,875	279
	Voya Financial Inc.	2,700	274
	Valley National Bancorp	19,941	272
	Peoples Financial Services Corp.	3,809	262
	Hilltop Holdings Inc.	6,774	258
	WisdomTree Inc.	10,563	254
	Independent Bank Corp.	6,779	247
	FirstCash Holdings Inc.	1,142	245
	United Fire Group Inc.	4,487	242
	Ameris Bancorp	2,843	240
	Bankwell Financial Group Inc.	3,642	239
	Banner Corp.	3,317	233
	Unity Bancorp Inc.	4,003	232
	Northwest Bancshares Inc.	15,063	230
	Orrstown Financial Services Inc.	5,455	227
	White Mountains Insurance Group Ltd.	108	227
	Northrim BanCorp Inc.	8,204	210
	International Bancshares Corp.	2,925	205
	Community Trust Bancorp Inc.	2,549	194
	Principal Financial Group Inc.	1,756	193
	Bar Harbor Bankshares	4,695	184
	NBT Bancorp Inc.	3,095	159
	Selective Insurance Group Inc.	1,725	157
	First Business Financial Services Inc.	2,163	151
	Federal Agricultural Mortgage Corp. Class C	650	143
	American Integrity Insurance Group Inc.	5,321	138
	Lakeland Financial Corp.	2,322	137
	HCI Group Inc.	637	118
*	Onity Group Inc.	3,328	114
	BGC Group Inc. Class A	8,463	102
	Northpointe Bancshares Inc.	6,003	102
	Hope Bancorp Inc.	7,253	100
	Marex Group Ltd.	1,190	86
	First Hawaiian Inc.	3,039	78
	ConnectOne Bancorp Inc.	2,449	77
	Willis Towers Watson plc	209	71
	Fulton Financial Corp.	2,935	69
	Kearny Financial Corp.	7,022	69
	MetLife Inc.	710	68
	German American Bancorp Inc.	1,337	66
			89,081
Health Care (13.0%)
	Bristol-Myers Squibb Co.	40,991	2,739
	Johnson & Johnson	9,967	2,650
	Gilead Sciences Inc.	18,004	2,635
	Merck & Co. Inc.	16,940	2,503
	Amgen Inc.	5,725	2,461
	AbbVie Inc.	8,138	2,087
	Cigna Group	6,822	1,883
	UnitedHealth Group Inc.	4,803	1,870
	Regeneron Pharmaceuticals Inc.	1,648	1,317
	HCA Healthcare Inc.	3,052	1,265
	Pfizer Inc.	37,480	1,067
*	Centene Corp.	14,954	962
*	Jazz Pharmaceuticals plc	3,611	905
*	Pediatrix Medical Group Inc.	33,632	882
*	Incyte Corp.	7,018	865
*	DaVita Inc.	4,811	847
	Viatris Inc.	49,377	815
*	Henry Schein Inc.	8,390	753
*	United Therapeutics Corp.	1,340	684
*	Biogen Inc.	3,115	675
*	Amneal Pharmaceuticals Inc.	36,251	633
*	Exelixis Inc.	11,360	621

		Shares	Market Value ($000)
*	Illumina Inc.	2,905	621
*	CareDx Inc.	12,254	614
*	Bioventus Inc. Class A	44,836	612
*	10X Genomics Inc. Class A	9,456	590
*	Solventum Corp.	6,435	586
*	AMN Healthcare Services Inc.	16,997	583
*	Align Technology Inc.	3,539	565
	Chemed Corp.	978	507
*	Viemed Healthcare Inc.	54,224	479
	Humana Inc.	1,221	468
*	Tactile Systems Technology Inc.	20,022	460
*	Puma Biotechnology Inc.	48,035	438
*	Globus Medical Inc. Class A	4,814	392
*	Healthcare Services Group Inc.	17,244	379
*	Pacira BioSciences Inc.	14,538	377
*	Ardent Health Inc.	33,264	360
*	Aurinia Pharmaceuticals Inc.	22,044	355
*	AngioDynamics Inc.	21,328	344
*	LivaNova plc	4,209	336
*	Indivior Pharmaceuticals Inc.	9,215	322
*	BrightSpring Health Services Inc.	5,339	312
*	Integra LifeSciences Holdings Corp.	17,879	302
*	Harmony Biosciences Holdings Inc.	7,423	292
*	Acadia Healthcare Co. Inc.	9,824	271
*	Fortrea Holdings Inc.	13,703	252
*	Moderna Inc.	1,775	249
*	Nutex Health Inc.	1,314	248
*	Enovis Corp.	10,058	247
*	Emergent BioSolutions Inc.	39,718	242
*	Vanda Pharmaceuticals Inc.	44,127	238
*	Omnicell Inc.	6,069	213
*	Rigel Pharmaceuticals Inc.	4,560	211
*	Medpace Holdings Inc.	350	208
*	Kiniksa Pharmaceuticals International plc	2,648	208
	SIGA Technologies Inc.	63,772	200
*	Progyny Inc.	7,459	191
	DENTSPLY SIRONA Inc.	16,006	179
*	Glaukos Corp.	976	175
*	Envista Holdings Corp.	6,189	168
*	Clover Health Investments Corp.	37,072	154
*	AdaptHealth Corp.	22,822	128
	iRadimed Corp.	1,201	104
*	Teladoc Health Inc.	15,908	101
			45,400
Industrials (11.7%)
	Cummins Inc.	4,796	2,707
	FedEx Corp.	7,697	2,520
	Accenture plc Class A	13,220	2,509
	Johnson Controls International plc	7,234	1,000
	Synchrony Financial	12,935	997
	Kelly Services Inc. Class A	47,921	824
	EMCOR Group Inc.	1,103	810
	Comfort Systems USA Inc.	522	807
	EnerSys	4,222	776
	American Express Co.	2,336	771
	Ryder System Inc.	3,135	766
	Kforce Inc.	13,172	758
	Oshkosh Corp.	4,819	743
	MSC Industrial Direct Co. Inc. Class A	6,003	714
	Toro Co.	7,146	699
	Landstar System Inc.	3,683	665
*	Mohawk Industries Inc.	5,003	642
	International Seaways Inc.	5,962	588
	Ralliant Corp.	9,532	588
	Sensata Technologies Holding plc	14,233	584
	Teekay Tankers Ltd. Class A	6,344	569
	Sonoco Products Co.	9,781	539
	3M Co.	3,079	529
	Brunswick Corp.	6,958	528

		Shares	Market Value ($000)
	Pitney Bowes Inc.	30,471	522
	Myers Industries Inc.	16,228	521
	Littelfuse Inc.	1,251	516
	Dow Inc.	16,486	503
*	Cimpress plc	5,509	491
	AGCO Corp.	4,098	485
	Scorpio Tankers Inc.	5,959	470
	Robert Half Inc.	10,275	466
	Expeditors International of Washington Inc.	2,425	460
	Ennis Inc.	20,982	448
	Stanley Black & Decker Inc.	4,609	444
	Deluxe Corp.	19,068	440
	Cognex Corp.	7,186	438
	Simpson Manufacturing Co. Inc.	2,387	436
	JB Hunt Transport Services Inc.	1,631	433
	Karat Packaging Inc.	8,676	413
*	IBEX Holdings Ltd.	10,679	411
	Snap-on Inc.	1,058	409
	Marten Transport Ltd.	28,279	408
	Acuity Inc.	1,226	407
	Greif Inc. Class A	4,780	395
	Owens Corning	2,771	383
	Quanex Building Products Corp.	19,646	377
	DHT Holdings Inc.	18,772	368
	Apogee Enterprises Inc.	9,271	362
	Ardmore Shipping Corp.	19,617	341
	Miller Industries Inc.	5,846	327
	Safe Bulkers Inc.	37,620	325
*	Proto Labs Inc.	4,006	321
	ManpowerGroup Inc.	5,046	318
*	Franklin Covey Co.	14,780	301
*	M-Tron Industries Inc.	3,900	297
	ADT Inc.	39,791	294
	Old Dominion Freight Line Inc.	1,399	280
	Covenant Logistics Group Inc.	7,771	275
	Knight-Swift Transportation Holdings Inc.	3,971	272
	CH Robinson Worldwide Inc.	1,803	270
	Costamare Inc.	16,958	259
	Valmont Industries Inc.	521	245
*	Middleby Corp.	2,054	228
	Cass Information Systems Inc.	4,055	227
	Kennametal Inc.	7,408	217
	Schneider National Inc. Class B	5,987	207
*	Blue Bird Corp.	3,553	206
	Crown Holdings Inc.	1,756	204
	Fortive Corp.	3,282	193
	Applied Industrial Technologies Inc.	577	187
	Ardagh Metal Packaging SA	30,084	153
	Western Union Co.	16,314	117
*	Kirby Corp.	717	102
*	Euronet Worldwide Inc.	1,306	91
	WW Grainger Inc.	68	89
	Insperity Inc.	1,668	89
	Dorian LPG Ltd.	1,706	85
*	Corpay Inc.	200	81
	Pangaea Logistics Solutions Ltd.	9,815	80
*	Legalzoom.com Inc.	12,691	79
	ArcBest Corp.	491	68
*	Manitowoc Co. Inc.	3,527	68
	UL Solutions Inc. Class A	897	67
	Navigator Holdings Ltd.	2,906	64
	ESCO Technologies Inc.	223	61
*	MYR Group Inc.	194	56
			40,783
Real Estate (0.1%)
	St. Joe Co.	3,366	222

		Shares	Market Value ($000)
Technology (12.8%)
	Micron Technology Inc.	3,449	3,307
	Dell Technologies Inc. Class C	6,403	2,920
*	Adobe Inc.	9,784	2,865
	Western Digital Corp.	6,140	2,766
	Intuit Inc.	6,174	2,218
*	Fortinet Inc.	11,458	1,959
	Lam Research Corp.	5,682	1,713
	Alphabet Inc. Class A	4,593	1,559
*	NetScout Systems Inc.	28,207	1,095
	Texas Instruments Inc.	4,158	1,085
	Apple Inc.	3,198	1,013
	HP Inc.	32,550	977
	Applied Materials Inc.	1,817	833
*	Arrow Electronics Inc.	3,886	794
	Ingram Micro Holding Corp.	27,824	784
	RingCentral Inc. Class A	11,147	776
*	Docusign Inc.	11,583	768
*	Cirrus Logic Inc.	6,832	748
	Hewlett Packard Enterprise Co.	12,814	669
	Jabil Inc.	2,165	661
*	Maplebear Inc.	13,002	657
*	Gartner Inc.	3,234	641
*	Photronics Inc.	20,053	564
*	ON Semiconductor Corp.	7,525	558
	Meta Platforms Inc. Class A	968	554
*	Ziff Davis Inc.	9,425	520
	Alphabet Inc. Class C	1,534	515
	Avnet Inc.	5,622	503
	Teradyne Inc.	1,385	485
*	Dropbox Inc. Class A	13,751	484
	TD SYNNEX Corp.	1,859	470
	OneSpan Inc.	27,904	461
*	Diebold Nixdorf Inc.	6,432	436
*	Penguin Solutions Inc.	8,881	436
*	Daktronics Inc.	21,643	423
*	ScanSource Inc.	7,245	414
	Match Group Inc.	9,948	404
	Skyworks Solutions Inc.	5,911	396
*	Amtech Systems Inc.	24,884	364
*	Mitek Systems Inc.	19,362	357
*	Taboola.com Ltd.	93,479	349
*	Consensus Cloud Solutions Inc.	8,839	338
*	PubMatic Inc. Class A	19,539	325
*	EverQuote Inc. Class A	12,155	309
	Cognizant Technology Solutions Corp. Class A	4,455	288
*	EPAM Systems Inc.	2,448	288
	Xerox Holdings Corp.	86,869	281
*	Teradata Corp.	9,607	279
*	FormFactor Inc.	2,615	263
*	Rapid7 Inc.	19,201	258
	Immersion Corp.	33,895	257
	Clear Secure Inc. Class A	5,784	255
*	F5 Inc.	568	231
*	Diodes Inc.	2,470	224
*	JFrog Ltd.	2,002	200
*	Progress Software Corp.	3,743	173
	Shutterstock Inc.	28,604	158
	Paycom Software Inc.	649	155
*	Rogers Corp.	1,232	155
	PC Connection Inc.	1,791	143
*	Ibotta Inc. Class A	3,429	128
	Richardson Electronics Ltd.	6,843	119
*	Yelp Inc.	4,385	98
	Concentrix Corp.	3,104	93
	KLA Corp.	517	91
	CTS Corp.	1,242	70
			44,680

		Shares	Market Value ($000)
Telecommunications (1.8%)
	Cisco Systems Inc.	19,064	2,106
	Millicom International Cellular SA	11,391	1,068
	IDT Corp. Class B	8,382	572
*	Ooma Inc.	21,872	495
*	Ciena Corp.	1,017	389
*	ADTRAN Holdings Inc.	40,713	316
*	Xperi Inc.	52,176	310
*	Lantronix Inc.	47,814	253
*	8x8 Inc.	98,726	186
*	Liberty Latin America Ltd. Class C	20,729	177
*	Extreme Networks Inc.	7,160	161
	Verizon Communications Inc.	2,601	130
	Spok Holdings Inc.	10,542	111
*	Harmonic Inc.	8,197	98
*	BK Technologies Corp.	863	63
			6,435
Total Common Stocks (Cost $265,715)			347,471
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund 3.731% (Cost $1,498)	14,982	1,498
Total Investments (99.8%) (Cost $267,213)			348,969
Other Assets and Liabilities—Net (0.2%)			622
Net Assets (100%)			349,591
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	11	1,627	(39)
Micro E-mini S&P 500 Index	September 2026	15	577	(1)
				(40)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.